Note 8 - Other Real Estate Owned (Details Textual) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Real Estate, Ending Balance	$ 1,840,743	$ 4,256,469	$ 6,439,226	$ 8,839,103
Other Real Estate, Foreclosed Assets, and Repossessed Assets, Total	564,748
Mortgage Loans in Process of Foreclosure, Amount	$ 25,069